Segment Reporting (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Total revenues	$ 961,012		$ 360,000		$ 1,350,712	$ 839,000	$ 1,493,800	$ 2,117,800
Total cost of revenues							680,400	1,017,500
Gross profit	357,381		191,500		547,981	465,200	813,400	1,100,300
Research and development	48,300		43,200		104,100	88,200	179,900	178,200
Sales and marketing	89,092		57,300		163,592	148,300	282,600	322,400
General and administrative	236,695		65,300		331,095	136,300	952,300	3,900,000
Total operating expenses	925,113		364,000		1,277,213	723,500	1,414,800	4,400,600
Net loss from operations	(567,732)		(172,500)		(729,232)	(258,300)	(601,400)	(3,300,300)
Other income							0	84,000
Interest income	102,005		120,000		207,205	237,200	470,600	560,700
Interest expense and bank charges	(6,200)		(6,100)		(12,200)	(12,000)	(24,100)	(23,300)
Total other income	95,805		113,900		195,005	225,200	446,500	621,400
Net income (loss) before income taxes	(471,927)		(58,600)		(534,227)	(33,100)	(154,900)	(2,678,900)
Income taxes provision (benefit)	0		0		0	0	0	0
Net (loss) income	(471,927)	$ (62,300)	(58,600)	$ 25,500	(534,227)	(33,100)	(154,900)	(2,678,900)
Professional and consulting expenses	417,300		118,300		485,300	222,600
Other general and administrative	133,726		79,900		193,126	128,100
Total segment assets	16,005,854				16,005,854		14,037,600	13,921,400
CODM [Member]
Segment Reporting [Line Items]
Total revenues	961,012		360,000		1,350,712	839,000
Total cost of revenues	603,631		168,500		802,731	373,800
Gross profit	357,381		191,500		547,981	465,200
Total segment assets	16,005,854				16,005,854		14,037,600
Licenses royalties and fees [Member]
Segment Reporting [Line Items]
Total revenues	66,000		140,100		166,700	330,400	605,100	511,500
Total cost of revenues	47,000		39,100		93,400	82,600	154,900	218,800
Product and other sales [Member]
Segment Reporting [Line Items]
Total revenues	895,012		219,900		1,184,012	508,600	888,700	1,606,300
Total cost of revenues	$ 556,631		$ 129,400		$ 709,331	$ 291,200	$ 525,500	$ 798,700